N-4	Aug. 02, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.09%	29.50%	15.09%	10.74%
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund (Investor Class)[1] Investment Adviser: Saturna Capital Corporation	1.12%	16.29%	11.75%	7.08%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)[1] Investment Adviser: BlackRock Advisors, LLC	0.84%	3.84%	10.56%	11.73%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A Shares)[2] Investment Adviser: BlackRock Advisors, LLC	1.00%	12.30%	13.36%	8.32%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: Geode Capital Management, LLC	0.090%[3]	26.19%	15.56%	11.92%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I) Investment Adviser: J.P. Morgan Investment Management Inc.	0.79%	15.51%	17.18%	9.08%
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%	4.38%	0.53%	1.38%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)[2] Investment Adviser: Lazard Asset Management LLC	1.10%	16.11%	6.46%	2.92%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[3]	Effective June 1, 2024, the current expenses reflect fees for the Fidelity® VIP Index 500 Portfolio (Initial Class). Prior to June 1, 2024, the fee was 0.10%.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)**,4 Investment Adviser: Pacific Investment Management Company LLC	1.24%**	8.74%**	6.95%**	-1.67%**
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Equity Income Fund (Class Y) Investment Adviser: Amundi Asset Management US, Inc.	0.78%	7.20%	9.57%	8.46%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[4,5] Investment Adviser: Victory Capital Management Inc.	0.90%	3.62%	12.87%	9.97%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)***,[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	15.71%	7.72%	5.58%
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)***,[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders 100 Fund (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	19.37%	14.35%	10.58%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The data is as of December 31, 2022, as stated in the most recent prospectus dated July 31, 2023.
***	Effective July 12, 2024, the Voya Balanced Portfolio (Class I) merged into the Voya Balanced Income Portfolio (Class I).
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[5]	The Victory Sycamore Established Value Fund is closed to new investors. The Fund will continue to be available for investment by existing investors and through retirement plans that currently offer the Fund.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.75%	32.69%	11.91%	8.30%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	23.54%	13.62%	9.91%
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)****,7 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	21.21%	11.21%	7.69%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	15.38%	7.73%	5.96%

*	Operating	expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
****	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
*****	Effective July 12, 2024, Voya Strategic Allocation Moderate Portfolio (Class I) merged into Voya Solution Balanced Portfolio (Class I).
[6]	This Fund employs a managed volatility strategy.
See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
[7]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)**,8 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	9.32%	4.25%	3.72%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	9.09%	12.36%	8.99%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	14.80%	14.26%	9.84%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	10.89%	10.89%	8.05%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	16.95%	6.45%	3.50%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, Voya Strategic Allocation Conservative Portfolio (Class I) merged into Voya Solution Conservative Portfolio (Class I).
[8]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.09%	29.50%	15.09%	10.74%
Seeks long-term capital appreciation and current income.	American Beacon Small Cap Value Fund (Investor Class)[1] Investment Adviser: Saturna Capital Corporation	1.12%	16.29%	11.75%	7.08%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)[1] Investment Adviser: BlackRock Advisors, LLC	0.84%	3.84%	10.56%	11.73%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A Shares)[2] Investment Adviser: BlackRock Advisors, LLC	1.00%	12.30%	13.36%	8.32%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: Geode Capital Management, LLC	0.090%[3]	26.19%	15.56%	11.92%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I) Investment Adviser: J.P. Morgan Investment Management Inc.	0.79%	15.51%	17.18%	9.08%
Seeks a high level of current income with liquidity and safety of principal.	JPMorgan Government Bond Fund Investment Adviser: J.P. Morgan Investment Management Inc.	0.45%	4.38%	0.53%	1.38%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)[2] Investment Adviser: Lazard Asset Management LLC	1.10%	16.11%	6.46%	2.92%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[3]	Effective June 1, 2024, the current expenses reflect fees for the Fidelity® VIP Index 500 Portfolio (Initial Class). Prior to June 1, 2024, the fee was 0.10%.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)**,4 Investment Adviser: Pacific Investment Management Company LLC	1.24%**	8.74%**	6.95%**	-1.67%**
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Equity Income Fund (Class Y) Investment Adviser: Amundi Asset Management US, Inc.	0.78%	7.20%	9.57%	8.46%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[4,5] Investment Adviser: Victory Capital Management Inc.	0.90%	3.62%	12.87%	9.97%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)***,[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	15.71%	7.72%	5.58%
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)***,[4] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders 100 Fund (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	19.37%	14.35%	10.58%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The data is as of December 31, 2022, as stated in the most recent prospectus dated July 31, 2023.
***	Effective July 12, 2024, the Voya Balanced Portfolio (Class I) merged into the Voya Balanced Income Portfolio (Class I).
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[5]	The Victory Sycamore Established Value Fund is closed to new investors. The Fund will continue to be available for investment by existing investors and through retirement plans that currently offer the Fund.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.75%	32.69%	11.91%	8.30%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	23.54%	13.62%	9.91%
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)****,7 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	21.21%	11.21%	7.69%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	15.38%	7.73%	5.96%

*	Operating	expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
****	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
*****	Effective July 12, 2024, Voya Strategic Allocation Moderate Portfolio (Class I) merged into Voya Solution Balanced Portfolio (Class I).
[6]	This Fund employs a managed volatility strategy.
See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
[7]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)**,8 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	9.32%	4.25%	3.72%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	0.85%	9.09%	12.36%	8.99%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	14.80%	14.26%	9.84%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.85%	10.89%	10.89%	8.05%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.14%	16.95%	6.45%	3.50%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, Voya Strategic Allocation Conservative Portfolio (Class I) merged into Voya Solution Conservative Portfolio (Class I).
[8]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

Alger Responsible Investing Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Alger Responsible Investing Fund (Class A)[1]
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	29.50%
Average Annual Total Returns, 5 Years [Percent]	15.09%
Average Annual Total Returns, 10 Years [Percent]	10.74%
American Beacon Small Cap Value Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	American Beacon Small Cap Value Fund (Investor Class)[1]
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	11.75%
Average Annual Total Returns, 10 Years [Percent]	7.08%
BlackRock Health Sciences Opportunities Portfolio (Institutional Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)[1]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.84%
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	11.73%
BlackRock Mid Cap Value Fund (Investor A Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Portfolio Company Name [Text Block]	BlackRock Mid Cap Value Fund (Investor A Shares)[2]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.30%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Fidelity® VIP Index 500 Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%
JPMorgan Equity Income Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	JPMorgan Equity Income Fund (Class I)
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	9.08%
JPMorgan Government Bond Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income with liquidity and safety of principal.
Portfolio Company Name [Text Block]	JPMorgan Government Bond Fund
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	4.38%
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	1.38%
Lazard International Equity Portfolio (Open Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Lazard International Equity Portfolio (Open Shares)[2]
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	2.92%
PIMCO CommodityRealReturn Strategy Fund® (Administrative Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)**,4
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.74%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	(1.67%)
Pioneer Equity Income Fund (Class Y) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Portfolio Company Name [Text Block]	Pioneer Equity Income Fund (Class Y)
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Victory Sycamore Established Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth by investing primarily in common stocks.
Portfolio Company Name [Text Block]	Victory Sycamore Established Value Fund (Class A)[4,5]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	3.62%
Average Annual Total Returns, 5 Years [Percent]	12.87%
Average Annual Total Returns, 10 Years [Percent]	9.97%
Voya Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Portfolio (Class I)***,[4]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Voya Balanced Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospectus for capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)***,[4]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Voya Corporate Leaders 100 Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to outperform the S&P 500® Index.
Portfolio Company Name [Text Block]	Voya Corporate Leaders 100 Fund (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	19.37%
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Voya Global Insights Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC***
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	32.69%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)[6]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co., LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Voya MidCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	23.54%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Voya Solution Aggressive Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Voya Solution Aggressive Portfolio (Class I)****,7
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Voya Solution Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth through a diversified asset allocation strategy.
Portfolio Company Name [Text Block]	Voya Solution Balanced Portfolio (Class I)*****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Voya Solution Conservative Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class I)**,8
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	3.72%
VY® American Century Small-Mid Cap Value Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.09%
Average Annual Total Returns, 5 Years [Percent]	12.36%
Average Annual Total Returns, 10 Years [Percent]	8.99%
VY® Baron Growth Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	9.84%
VY® JPMorgan Mid Cap Value Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth from capital appreciation.
Portfolio Company Name [Text Block]	VY® JPMorgan Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	8.05%
VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Portfolio that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	46.89%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	11.70%
Wanger International [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger International
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	16.95%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	3.50%